Income Taxes - Income Tax Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Provision (benefit) for income taxes:
Federal—current			$ 54,867	$ (10,424)	$ 7,262
Federal—deferred			14,322	8,834	(3,356)
State—current			9,566	2,956	3,943
State—deferred			(526)	(625)	(1,126)
Foreign—current			83,154	50,063	49,350
Foreign—deferred			14,907	(21,195)	3,858
Provision (Benefit) for Income Taxes	$ 10,080	$ 14,640	176,290	29,609	59,931
Changes in income taxes resulting from:
Computed "expected” tax provision			132,093	78,268	68,910
Tax adjustment relating to REIT			(8,203)	(60,378)	(40,577)
State taxes (net of federal tax benefit)			8,027	2,258	2,115
Increase (decrease) in valuation allowance (net operating losses)			8,406	(8,337)	6,211
Withholding Taxes			23,654	6,835	5,281
Reserve (reversal) accrual and audit settlements (net of federal tax benefit)			3,072	(7,409)	514
Foreign tax rate differential			9,856	9,472	8,562
Disallowed foreign interest, Subpart F income, and other foreign taxes			(3,437)	13,407	8,960
Other, net			2,822	(4,507)	(45)
Provision (Benefit) for Income Taxes	$ 10,080	$ 14,640	$ 176,290	$ 29,609	$ 59,931